Proposal for the distribution of earnings (Tables)	12 Months Ended
Dec. 31, 2018
Proposal for the distribution of earnings
Schedule of proposal for the distribution of earnings
Proposal for the distribution of earnings
in € THOUS, except for share data

Payment of a dividend of €1.17 per share on share capital of €306,879 entitled to receive dividends	359.048
Balance to be carried forward	3.295.832
3.654.880